Hedging activities and derivatives	12 Months Ended
Dec. 31, 2019
Hedging activities and derivatives [abstract]
Disclosure of derivative financial instruments
26.	Hedging activities and derivatives
The Group is exposed to certain risks relating to its ongoing business operations. The primary risks managed using derivative instruments are foreign currency risk and interest rate risk.
The Group’s risk management strategy and how it is applied to manage risk are explained in Note 27.
Cash flow hedges
Foreign currency risk
Foreign exchange forward contracts measured at fair value are designated as hedging instruments in cash flow hedges of cash inflows (revenue) in US dollars (USD) and cash outflows in Confederation Helvetica Franc (“CHF”) (mainly payroll expenses).
While the Group also enters into other foreign exchange forward contracts with the intention of reducing the foreign exchange risk of expected sales and purchases, these other contracts are not designated in hedge relationships and are measured at fair value through profit or loss.
The foreign exchange forward contract balances vary with the level of changes in foreign exchange forward rates and interest rates.
For the foreign currency forward contracts designated as hedging instruments, the terms of the contracts match the terms of the expected highly probable forecast transactions. As a result, there is no hedge ineffectiveness to be recognized in the consolidated statement of profit or loss.
Interest rate risk
The Group has designated a cross currency swap as a hedging instrument for future repayment of long-term loan denominated in USD. The balance of the cross-currency swap agreement varies with the forward exchange rate and the US LIBOR.

	December 31, 2019		December 31, 2018
	Assets	Liabilities	Assets	Liabilities
	€	€	€	€
Foreign currency forward contracts	1,102	639	580	—
Interest rate swap	1,824	—	—	—
The period of expected hedging cash flow and the period that affects gain and loss are as follows:

	December 31, 2019		December 31, 2018
	Cash Inflow	Cash Outflow	Cash Inflow	Cash Outflow
	€	€	€	€
Within 1 year	36,594	53,491	40,247	—
1-3 years	21,363	20,744	—	83,260
More than 3 years	32,996	32,154	—	—